Below are the provisional amounts of assets and liabilities acquired on February 25, 2022: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022		Feb. 25, 2022	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial instruments	R$ 1,648,218,656			R$ 1,538,369,298
Deferred income tax assets	85,068,043			78,743,461
Property and equipment	11,971,122	[1]		13,513,105	[1]	R$ 14,071,129
Intangible assets	18,799,813			14,911,007		R$ 14,669,464
Other assets	10,909,757			7,994,655
Total assets	1,799,615,675			1,675,572,193
Deposits and other financial liabilities	281,948,038			279,009,280
Deferred income tax liabilities	1,633,292			208,035
Total liabilities	R$ 1,640,874,411			R$ 1,525,343,486
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Cash and due from banks			R$ 41,614
Financial instruments			3,044,628
Deferred income tax assets			398,493
Property and equipment			2,043
Intangible assets			237,251
Other assets			363,787
Total assets			4,087,816
Deposits and other financial liabilities			3,268,274
Provisions			34,702
Deferred income tax liabilities			32,587
Other liabilities			176,124
Total liabilities			3,511,687
Fair value of net assets (provisional amount)			576,129
Fair value of net acquired (provisional amount) - 49.99%			R$ 288,007

[1]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.